Exhibit 99.9

Rebuttal Findings 09.09.2026

Seller:

Deal ID:

Total Loan Count: 177

Loans by Grade in Population
Loan Grade	Count	Percentage
1	162	91.53%
2	9	5.08%
3	6	3.39%

Trade Summary
Loan Status	Count	Percentage
Review Complete	174	98.31%
In Rebuttal	3	1.69%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	9	3	3	6	3	0	0	0	6	0	3
2	9	0	0	0	0	0	0	0	0	9	0
1	159	0	0	0	0	0	0	0	0	0	159

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2	1
Compliance	10	1	0	9	1	0	9	1
XX rate spread home loan test -	9	0	0	9	0	0	9	0
Rate Lock Date Missing -	1	1	0	0	0	0	0	1
Credit	2	2	0	0	0	0	0	2
Truv Payroll Missing	1	1	0	0	0	0	0	1
Underwriting Anaysis	1	1	0	0	0	0	0	1
Valuation	8	7	0	1	6	0	1	1
Appraisal - Value is not supported within a 10% variance	6	6	0	0	6	0	0	0
Appraisal - Value is not supported within a 10% variance but matched with adjusted Value	1	0	0	1	0	0	1	0
AVM Report Mismatch	1	1	0	0	0	0	0	1